Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Excluding Goodwill, after Accumulated Amortization [Abstract]
Schedule of intangible assets, net
Intangible assets, net consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
Software	23,923	32,435
Distribution and licensing rights	34,176	34,955
Trademark	40	37
Patents	380	303
Developed technology	19,851	20,414
Intangible assets	78,370	88,144
Less: accumulated amortization	(34,476)	(40,974)
Less: impairment	(3,513)	(3,612)
Intangible assets, net	40,381	43,558

Schedule of amortization expenses on intangible assets
Amortization of intangible assets was allocated as follows:

	Six Months Ended June 30,
	2025	2026
Cost of revenues	3,335	650
Research and development expenses	3,735	4,284
Selling, general and administrative expenses	534	804
Total amortization expenses	7,604	5,738